Dreyfus Variable Investment Fund


Appreciation Portfolio


Balanced Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Money Market Portfolio

Quality Bond Portfolio

Small Cap Portfolio

Small Company Stock Portfolio

Special Value Portfolio

Zero Coupon 2000 Portfolio


PROSPECTUS May 1, 2000


(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






Contents

The Portfolios
--------------------------------------------------------------------------------

    Appreciation Portfolio                                     INSIDE COVER

    Balanced Portfolio                                                    3

    Disciplined Stock Portfolio                                           6

    Growth and Income Portfolio                                           9

    International Equity Portfolio                                       12

    International Value Portfolio                                        15

    Limited Term High
    Income Portfolio                                                     18

    Money Market Portfolio                                               21

    Quality Bond Portfolio                                               24

    Small Cap Portfolio                                                  27

    Small Company Stock Portfolio                                        30

    Special Value Portfolio                                              33

    Zero Coupon 2000 Portfolio                                           36

Management                                                               39

Financial Highlights                                                     42

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         49

Distributions and Taxes                                                  50

For More Information
--------------------------------------------------------------------------------

INFORMATION  ON  THE  PORTFOLIOS' RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN
THE    CURRENT    ANNUAL/SEMIANNUAL    REPORT.    SEE    BACK    COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolios. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolios assume no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

Each portfolio has its own investment strategy and risk/return profile. The differences in strategy among the portfolios determine the types of securities in which each portfolio invests and can be expected to affect the degree of risk each portfolio is subject to and its performance.

While the portfolios' investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolios' investment results may be higher or lower than, and may not be comparable to, those of the other funds.


                                                         Appreciation Portfolio


GOAL/APPROACH

The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


In choosing stocks, the portfolio looks primarily for growth companies. The portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The portfolio is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio generally maintains relatively large positions in the securities it purchases.

The portfolio typically employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the portfolio invests for long-term growth rather than short-term profits.


The portfolio typically sells a stock when there is a change in a company's business fundamentals or in the portfolio's view of company management.

Concepts to understand

"BLUE CHIP" COMPANIES: established companies that are considered "known quantities." These companies often have a long record of profit growth and dividend payment and a reputation for quality management, products and services.

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the portfolio's trading costs and minimizes tax liability by limiting the distribution of capital gains.



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies) . Moreover, since the portfolio holds large positions in a relatively small number of stocks, it can be volatile when the large-capitalization sector of the market is out of favor with investors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield to cushion stock prices in market downturns.

While many companies in which the portfolio invests are listed on a domestic exchange, they have foreign operations that pose special risks such as exposure to currency fluctuations and changing political climate.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                         Appreciation Portfolio
<Page 1>

APPRECIATION PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S& P 500((reg.tm)), a widely recognized, unmanaged index of stock performance. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                3.04    33.52   25.56   28.05   30.22   11.46
90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '98                        +20.77%

WORST QUARTER:                   Q3 '98                        -10.69%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99




                                                                                                                     Since
                                                                                                                   inception
                                                                  1 Year                   5 Years                 (4/5/93)
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                         11.46%                   25.52%                   20.05%

S&P 500                                                           21.03%                   28.54%                   21.63%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 3/31/93 IS USED AS THE BEGINNING VALUE ON 4/5/93.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.03%
--------------------------------------------------------------------------------

TOTAL                                                                   0.78%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$80                                  $249                                 $433                                 $966



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment advisers for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




<Page 2>



                                                             Balanced Portfolio

GOAL/APPROACH

The portfolio seeks to provide investment results that are greater than the total return performance of common stocks and bonds represented by a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index (" S& P 500" ) and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Intermediate Index"). To pursue this goal, the portfolio invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers. The portfolio's normal asset allocation is approximately 60% stocks and 40% bonds. However, the portfolio is permitted to invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest-rate-adjusted price/earnings ratios, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector, based on:

* VALUE, or how a stock is priced relative to its perceived intrinsic worth

*   GROWTH, in this case the sustainability or growth of earnings

*   FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. Dreyfus then manages risk by diversifying across companies and industries and by maintaining risk characteristics, such as growth, size, quality and yield, that are similar to those of the S&P 500.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The portfolio's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The dollar-weighted average maturity of the bond component normally will not exceed 10 years.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

LEHMAN INTERMEDIATE INDEX: a recognized, unmanaged index of U.S. government and investment grade corporate bonds.


<Page 3>

BALANCED PORTFOLIO (CONTINUED)

MAIN RISKS

The stock and bond markets can perform differently from each other, so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underperforms, performance may be hurt. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


The portfolio is exposed to risks of both growth and value companies. Value stocks may never reach what the portfolio manager believes is their full market value and, even though they are undervalued, may decline in price. While the portfolio' s investments in value stocks may limit the overall downside risk of the portfolio over time, they may produce smaller gains than riskier stocks. Prices of growth stocks are based in part on future expectations, which means they can fall sharply if the prospects for a stock, industry or the economy in general are below the market' s expectations, even if earnings do increase. Growth stocks also typically lack the dividend yield to cushion stock prices in market downturns.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in prices, and therefore in the portfolio's share price as well.

Bond prices also may be hurt by a downgrade of the bond's credit rating, or a decline in or the perception of a decline in the financial condition of the issuer, which could potentially lower the portfolio's share price.

In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political instability.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some of its assets in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio, at times, may also engage in short-term trading, which could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

<Page 4>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S& P 500((reg.tm)), the Lehman Intermediate Index, and the hybrid index composed of 60% S&P 500((reg.tm)) and 40% Lehman Intermediate Index. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                22.34   8.13
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +14.14%

WORST QUARTER:                   Q3 '98                            -1.39%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                 Since inception
                                         1 Year                       (5/1/97)
--------------------------------------------------------------------------------

PORTFOLIO                                    8.13%                     18.33%

S&P 500                                     21.03%                      27.36%*

LEHMAN
INTERMEDIATE INDEX                          -2.06%                       5.78%*

HYBRID INDEX                                12.78%                      18.68%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/97 IS USED AS THE BEGINNING VALUE ON 5/1/97.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   0.86%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$88                                  $274                                 $477                                 $1,061



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                             Balanced Portfolio



<Page 5>



                                                    Disciplined Stock Portfolio

GOAL/APPROACH

The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the portfolio' s share price compared to the S&P 500((reg.tm)) are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*  VALUE, or how a stock is priced relative to its perceived intrinsic worth

*  GROWTH,  in  this  case  the  sustainability or growth of earnings

*  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

Concepts to understand

S&P 500((reg.tm)): a widely recognized, unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

<Page 6>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both, and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures. When employed, derivatives are used primarily to hedge the portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                    Disciplined Stock Portfolio
<Page 7>

DISCIPLINED STOCK PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the S&P 500((reg.tm)). Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                        31.51   26.72   18.45
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +22.71%

WORST QUARTER:                   Q3 '98                           -12.32%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                    Since
                                                                                                                   inception
                                                     1 Year                                                        (5/1/96)
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                              18.45%                                                        26.16%

S&P 500                                                21.03%                                                        26.75%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.06%
--------------------------------------------------------------------------------

TOTAL                                                                   0.81%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$83                                  $259                                 $450                                 $1,002



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




<Page 8>



                                                    Growth and Income Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers. The port-folio's stock investments may include common stocks, preferred
stocks    and    convertible    securities.


The portfolio employs a "bottom-up" approach focusing primarily on low and moderately priced stocks with market capitalizations of $1 billion or more at the time of purchase. The portfolio manager uses fundamental analysis to create a broadly diversified, value-tilted portfolio typically with a weighted average P/E ratio less than that of the S&P 500, and a long-term projected earnings growth greater than that of the S&P 500. The manager also considers balance sheet and income statement items, such as return on equity and debt-to-capital ratios, as well as projected dividend growth rates. The portfolio looks for companies with strong positions in their industries that have the potential for something positive to happen, including above-average earnings growth or positive changes in company management or the industry.


The portfolio will invest in investment grade debt securities (other than convertible securities) . The portfolio may invest up to 35% of its assets in convertible debt securities rated, when purchased, at least Caa/CCC or the unrated equivalent as determined by Dreyfus.

The portfolio typically sells a security when it has met the price target established by the portfolio manager; the original reason for purchasing the stock or bond is no longer valid; the company shows deteriorating fundamentals; or another more attractive opportunity has been identified.

Concepts to understand

VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of the intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price, such as new products or markets; opportunities for greater market share; more effective management; positive changes in corporate structure or market perception.

"BOTTOM-UP" APPROACH: an investment style that focuses on selecting outstanding companies before looking at economic and industry trends.


<Page 9>

GROWTH AND INCOME PORTFOLIO (CONTINUED)

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


The portfolio' s investments in value stocks are subject to the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They may also decline in price even though they are already underpriced. While the portfolio's investments in value stocks also may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off
for    this    potentially    lower    risk.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore the portfolio's share price as well.

The portfolio may also invest in lower-rated convertible securities which have higher credit risk. With this type of investment, there is a greater likelihood that interest and principal payments will not be made on a timely basis.

Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability and potentially less liquidity.

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains and losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

<Page 10>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return over time to that of the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance, and the Wilshire Large Company Value Index, an unmanaged index of large companies that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                        61.89   20.75   16.21   11.81   16.88
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +18.58%

WORST QUARTER:                   Q3 '98                           -11.45%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                     Since
                                                                                                                   inception
                                                             1 Year                    5 Years                     (5/2/94)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                    16.88%                     24.31%                        20.90%

S&P 500                                                      21.03%                     28.54%                        25.65%*

WILSHIRE LARGE
COMPANY VALUE INDEX                                          -7.11%                     18.33%                        15.54%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/94 IS USED AS THE BEGINNING VALUE ON 5/2/94.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.04%
--------------------------------------------------------------------------------

TOTAL                                                                   0.79%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$81                                  $252                                 $439                                 $978



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                    Growth and Income Portfolio

<Page 11>





                                                 International Equity Portfolio

GOAL/APPROACH


The portfolio seeks capital growth. To pursue this goal, the portfolio invests primarily in the stocks of foreign companies. Typically, the portfolio invests in at least 15 to 25 markets around the world, including emerging markets. The portfolio' s stock investments may include common stocks, preferred stocks and
convertible    securities.

In choosing stocks, the portfolio conducts a "bottom-up" approach, focusing on individual stock selection rather than on macroeconomic factors. There are no country allocation models or targets. The portfolio is particularly alert to companies whose revenue and earnings growth potential are considered by management to be faster than those of industry peers or the local market.


The portfolio typically sells a stock when its growth forecast is reduced, its valuation target is reached, or the portfolio manager decides to reduce the weighting in its market.

Concepts to understand


FOREIGN COMPANY: a company organized under the laws of a foreign country or for which the principal trading market is in a foreign country; or a company organized in the U.S. with a majority of its assets or business outside the U.S


GROWTH COMPANY: a company of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

<Page 12>

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio expects to invest primarily in the stocks of companies located in developed countries. However, the portfolio may invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.


Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.


Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.


Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.


                                                 International Equity Portfolio
<Page 13>

INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Index, an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       7.39    11.61   9.61    4.49    59.76
90     91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '99                           +41.20%

WORST QUARTER:                   Q3 '98                           -20.29%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                     Since
                                                                                                                   inception
                                                   1 Year                         5 Years                          (5/2/94)
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                          59.76%                            17.01%                           14.45%

MSCI EAFE((reg.tm))
INDEX                                              26.96%                            12.83%                           11.21%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/94 IS USED AS THE BEGINNING VALUE ON 5/2/94.

EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.27%
--------------------------------------------------------------------------------

TOTAL                                                                   1.02%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$104                                 $325                                 $563                                 $1,248



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




<Page 14>


                                                  International Value Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies. To a limited extent, the portfolio may invest in debt securities of foreign issuers. Though not specifically limited, the portfolio ordinarily invests in companies in at least three foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The portfolio's investment approach is value oriented, research driven, and risk averse. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:

* VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* BUSINESS HEALTH, or overall efficiency and profit- ability as measured by return on assets and return on equity

* BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


<Page 15>

INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value either because the market fails to recognize the stock' s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading. When employed, this could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

<Page 16>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (" MSCI EAFE Index" ), an unmanaged index composed of a representative sample of companies located in European and Pacific Basin countries and includes net dividends reinvested. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                        8.71    8.74    27.82
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +15.33%

WORST QUARTER:                   Q3 '98                           -16.49%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                     Since
                                                                   inception
                                         1 Year                    (5/1/96)
--------------------------------------------------------------------------------

PORTFOLIO                                27.82%                     12.93%

MSCI EAFE INDEX                          26.96%                     12.74%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on
those    fees    or    charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         1.00%

Other expenses                                                          0.35%
--------------------------------------------------------------------------------

TOTAL                                                                   1.35%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$137                              $428                                 $739                                 $1,624



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                  International Value Portfolio

<Page 17>





                                             Limited Term High Income Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio duration of 3.5 years or less and an average effective portfolio maturity of 4 years or less, although there is no limit on the maturity or duration of individual securities.

The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest in investment grade bonds, typically when it takes a defensive investment position.

Concepts to understand

HIGH YIELD BONDS: those rated below BBB or Baa by credit rating agencies such as Standard & Poor's or Moody's. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more it will react to interest rate fluctuations.

<Page 18>

MAIN RISKS

High yield bonds involve greater credit risk than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general. The portfolio's share price could also be hurt if it holds bonds of issuers that default on payments of principal or interest. As a result, the value of a shareholder's investment in the portfolio could go up and down, which means that shareholders could lose money.

Other risk factors could have an effect on the portfolio's performance, including:

* if there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price

* if the loans underlying the portfolio' s mortgage-related securities are paid off substantially earlier or later than expected, which could occur because of movements in market interest rates, the portfolio' s share price or yield could be hurt and the duration of its portfolio affected

* if the portfolio holds securities which are traded in a market that becomes "illiquid," typically when there are more sellers than buyers for the securities, the value of such securities, and the portfolio's share price, may fall dramatically.

The portfolio' s investments in investment grade bonds could also reduce the portfolio's yield and/or return.

Foreign securities, while allowing the portfolio to seek attractive opportunities worldwide, also include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

The portfolio, at times, may invest some of its assets in derivative securities, such as options, futures and swaps, and in foreign currencies. The portfolio may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

In addition, the portfolio may borrow for certain purposes including to facilitate trades in its portfolio securities (a form of leveraging), which could have the effect of magnifying the portfolio's gains or losses.

At times, the portfolio may engage in short-term trading. When employed, this could increase the portfolio's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

                                             Limited Term High Income Portfolio
<Page 19>

LIMITED TERM HIGH INCOME PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the performance of the portfolio's average annual total return to that of the Merrill Lynch High Yield Master II Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index*. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
                                                                0.29    -1.54
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q1 '98                            +3.90%

WORST QUARTER:                   Q3 '98                            -5.46%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                   Since
                                                                  inception

                                         1 Year                   (4/30/97)
--------------------------------------------------------------------------------

PORTFOLIO                                -1.54%                    3.01%

MERRILL LYNCH HIGH YIELD
MASTER II INDEX                           2.51%                    6.05%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                         5.23%                    6.71%

* THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND
     (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE FUND CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".


EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.65%

Other expenses                                                          0.19%
--------------------------------------------------------------------------------

TOTAL                                                                   0.84%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$86                                  $268                                 $466                                 $1,037



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.





<Page 20>


                                                         Money Market Portfolio

GOAL/APPROACH

The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

*    repurchase agreements

*    asset-backed securities

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate and bank obligations of U.S. and foreign issuers

* obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities

Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality dollar-denominated obligations


<Page 21>

MONEY MARKET PORTFOLIO (CONTINUED)

MAIN RISKS

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Additionally, the portfolio's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the portfolio has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the portfolio's income level and/or share price:

* interest rates could rise sharply, causing the value of the portfolio's securities, and share price, to drop

* any of the portfolio's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interes

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

<Page 22>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table shows average annual total return over time. Both tables assume the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        5.99    4.15    3.29    4.37    5.66    5.10    5.19    5.12    4.78
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q1 '91                            +1.57%

WORST QUARTER:                   Q2 '93                            +0.78%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                     Since
                                                                                                                   inception
                                                   1 Year                         5 Years                          (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                          4.78%                           5.17%                            4.94%


The portfolio' s 7-day yield on 12/31/99 was 5.21%. For the portfolio's current yield, call toll-free 1-800-645-6561.



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on
those    fees    or    charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   0.58%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$59                                  $186                                 $324                                 $726



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                         Money Market Portfolio


<Page 23>




                                                         Quality Bond Portfolio

GOAL/APPROACH

The portfolio seeks to maximize current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the portfolio invests at least 80% of net assets in fixed-income securities, including mortgage-related securities, collateralized mortgage obligations (" CMOs" ), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The portfolio also may invest in:


*    high grade commercial paper of U.S. issuers

*    certificates of deposit, time deposits and bankers' acceptances

* fixed-income securities rated lower than A (but not lower than B) or the unrated equivalent as determined by Dreyfus

*    municipal obligations and zero coupon securities


The portfolio may invest up to 10% of net assets in foreign securities.

Concepts to understand

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans. CMOs may be issued by government agencies or private issuers.

RATINGS: represent the opinions of rating agencies (like Moody's and S&P) as to the quality of the fixed-income securities. Ratings are relative and subjective and are not absolute standards of quality.

<Page 24>

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. As a result, the value of a shareholder's investment in the portfolio could go up and down, which means that shareholders could lose money.


Although the portfolio invests primarily in high quality and other investment grade bonds, it may invest to a limited extent in high yield bonds which involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative. As with stocks, the prices of high yield bonds can fall in response to bad news about the issuer, the issuer's industry or the economy in general.


Other risk factors could have an effect on the portfolio's performance, including:

* if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price

* if the portfolio' s mortgage-related securities are paid off substantially earlier or later than expected, the portfolio's share price or yield could be hurt

* the price and yield of foreign debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

* during unusual market conditions, the portfolio may not be able to sell certain securities at the time and price it would like

Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

Most mortgage-related securities are a form of derivative. Derivatives can be illiquid and highly sensitive to changes in their underlying securities, interest rate or index and, as a result, can be highly volatile. Certain derivatives, at times, may be used to leverage the portfolio, meaning that a small investment could have a potentially large impact on the portfolio.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                         Quality Bond Portfolio
<Page 25>

QUALITY BOND PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Lehman Brothers Aggregate Bond Index, an unmanaged index of corporate, U.S. government and agency debt instruments, and mortgage-backed and asset-backed securities, and Merrill Lynch Domestic Master Index (Subindex D010) , an unmanaged index of U.S. government, mortgage and corporate securities rated A or better. Of course past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        14.12   12.08   15.33   -4.59   20.42   3.13    9.42    5.49    0.18
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q3 '92                            +7.99%

WORST QUARTER:                   Q1 '94                            -4.57%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                     Since
                                                                                                                   inception
                                                              1 Year                    5 Years                    (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                       0.18%                    7.50%                       8.10%

LEHMAN BROTHERS
AGGREGATE BOND INDEX*                                          -0.82%                    7.73%                       7.94%

MERRILL LYNCH
DOMESTIC MASTER
INDEX (SUBINDEX D010)                                           0.96%                    7.70%                       7.96%

*    LEHMAN  BROTHERS  AGGREGATE  BOND INDEX IS THE  PORTFOLIO'S  PRIMARY  INDEX
     BECAUSE SUCH INDEX PROVIDES MORE FREQUENT STATISTICAL INFORMATION.




EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.65%

Other expenses                                                          0.09%
--------------------------------------------------------------------------------

TOTAL                                                                   0.74%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$76                                  $237                                 $411                                 $918




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




<Page 26>



                                                            Small Cap Portfolio

GOAL/APPROACH

The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

In choosing stocks, the portfolio uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. The portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth of future earnings. The portfolio also invests based on economic or political changes and may invest in special situations, such as corporate restructurings, mergers or acquisitions.

The portfolio may invest up to 25% of its assets in common stocks of foreign companies but currently intends to invest no more than 20% of its assets in
foreign    securities.

The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise. The fund's sector weightings typically approximate those of the Russell 2000 Index.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor
relative    performance.

Concepts to understand

SMALL-CAP COMPANIES: these companies tend to grow faster than large-cap companies and typically use profits for expansion rather than to pay dividends. They are more volatile than larger companies and fail more often.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

 <Page 27>


SMALL CAP PORTFOLIO (CONTINUED)

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Small companies may present additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics. Other investments, including special situations, anticipate future products, services or events whose delay could cause the stock price to drop.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Investments in growth companies may lack the dividend yield that can cushion stock prices in market downturns. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.


The portfolio' s investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Foreign securities, while allowing the portfolio to seek attractive opportunities worldwide, also include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

<Page 28>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

       159.73  71.28  68.31  7.75   29.38   16.60   16.75   -3.44   23.15
90     91      92     93     94     95      96      97      98      99

BEST QUARTER:                    Q3 '91                           +32.09%

WORST QUARTER:                   Q3 '98                           -23.45%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                     Since
                                                                                                                   inception
                                                        1 Year                          5 Years                    (8/31/90)
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                                23.15%                        15.93%                        35.65%

RUSSELL 2000 INDEX                                       21.26%                        16.69%                        16.57%



EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.03%
--------------------------------------------------------------------------------

TOTAL                                                                   0.78%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$80                                  $249                                 $433                                 $966



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                            Small Cap Portfolio


<Page 29>




                                                  Small Company Stock Portfolio

GOAL/APPROACH


The portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(tm) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests in a blended portfolio of growth and value stocks of small and midsize domestic companies, whose market values generally range between $500 million and $5 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the Russell 2500. The portfolio may invest in securities in all available domestic trading markets, including initial public offerings and the after-market.

Concepts to understand

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

<Page 30>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Small and midsize companies carry additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the portfolio to underperform the index.


By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak, even if earnings do increase. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stocks' intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already underpriced. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                  Small Company Stock Portfolio
<Page 31>

SMALL COMPANY STOCK PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 2500 Index, a widely recognized, unmanaged index of small-cap and mid-cap stock performance. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
                                                        21.77   -5.97   10.60
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +16.44%

WORST QUARTER:                   Q3 '98                           -21.84%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                     1 Year                                                        (5/1/96)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                            10.60%                                                         9.11%

RUSSELL 2500                                         24.15%                                                        14.91%*



* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/96 IS USED AS THE BEGINNING VALUE ON 5/1/96.

EXPENSES


Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.22%
--------------------------------------------------------------------------------

TOTAL                                                                   0.97%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
--------------------------------------------------------------------------------------------------------------------------------

$99                                  $309                                 $536                                 $1,190



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.




<Page 32>



                                                        Special Value Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio invests primarily in stocks of value companies of any size. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager then reviews these stocks for factors that could signal a rise in price, such as:

*   new products or markets

*   opportunities for greater market share

*   more effective management

*   positive changes in corporate structure or market perception

*   potential for improved earnings

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

<Page 33>


SPECIAL VALUE PORTFOLIO (CONTINUED)

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.


Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock' s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


The portfolio may invest in companies of any size. Investments in small and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Foreign securities involve special risks such as changes in currency exchange rates, a lack of comprehensive company information, political instability, and potentially less liquidity.

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the portfolio' s share price as well. In addition, if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the portfolio's share price.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

<Page 34>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, the S&P 500((reg.tm)), a widely recognized, unmanaged index of stock performance, and the Wilshire Midcap Value Index, an unmanaged index of midcap stocks that is constructed by using a blend of price-to-book and forecast price-to-earnings ratios. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        10.60   1.07    28.69   -1.56   -0.26   -3.62   23.14   15.69   7.27
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '98                           +17.23%

WORST QUARTER:                   Q3 '99                           -10.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99



                                                                                                                   Since
                                                                                                                 inception
                                                     1 Year                       5 Years                        (8/31/90)
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                            7.27%                        8.00%                            8.37%

RUSSELL 1000
VALUE INDEX*                                         7.35%                       23.07%                           18.23%

S&P 500                                             21.03%                       28.54%                           20.49%

WILSHIRE MIDCAP
VALUE INDEX                                         -8.53%                       13.58%                           15.59%

*    THE RUSSELL 1000 VALUE INDEX IS THE  PORTFOLIO'S  PRIMARY  INDEX BECAUSE OF
     THE PORTFOLIO'S AND THE INDEX'S LARGE-CAP VALUE ORIENTATION.



EXPENSES


Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.75%

Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   0.86%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
-------------------------------------------------------------------------------------------------------------------------------

$88                                  $274                                 $477                                 $1,061



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                        Special Value Portfolio



<Page 35>



                                                     Zero Coupon 2000 Portfolio

GOAL/APPROACH

The portfolio seeks as high an investment return as is consistent with the preservation of capital. To pursue this goal, the portfolio invests primarily in debt obligations issued by the U.S. government and its agencies and instrumentalities that have been stripped of their unmatured interest coupons, and interest coupons that have been stripped from these debt obligations ("stripped securities").

The portfolio may invest in other zero coupon securities issued by state and local governments and their agencies, and in investment grade zero coupon
securities    issued    by    domestic    corporations.

The portfolio will invest at least 65% of its assets in zero coupon securities which will mature on or about December 31, 2000. On that date, the portfolio will be liquidated. Prior to December 31, 2000, you will be informed of the liquidation of the portfolio and will have an opportunity to exchange your investment for another portfolio of Dreyfus Variable Investment Fund. If the portfolio has not received your instructions before the liquidation date, your investment will be invested automatically in the Money Market Portfolio.

Concepts to understand

STRIPPED SECURITIES: a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity. Stripped securities are issued and trade at a discount from the face amount. The discount varies depending on the time to maturity, prevailing interest rates and the perceived credit quality of the issuer. Investors who hold stripped securities until maturity know the total amount of their return at the time of investment.

<Page 36>

MAIN RISKS

Prices of stripped securities tend to move inversely with changes in interest rates. While a rise in rates may allow the portfolio to invest for higher yields, the most immediate effect is usually a drop in the prices of such securities, and therefore in the portfolio's share price as well. As a result, the value of a shareholder' s investment in the portfolio will fluctuate and shareholders could lose money by investing in the portfolio.

The portfolio may be subject to greater fluctuations in response to changing interest rates than would a fund investing in debt obligations of comparable maturities paying interest periodically. Because of the price volatility of stripped securities prior to maturity, the portfolio may not be appropriate for investors who have a current need for income from the investment or wish to liquidate their investment prior to December 31, 2000.

The portfolio may purchase interest-bearing U.S. government securities and other money market securities to provide income to pay the portfolio's expenses and to meet redemption requests. If this income is insufficient, the portfolio may have to sell certain stripped securities at times or prices that might be disadvantageous.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest some of its assets in derivative securities, such as options and futures. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

                                                     Zero Coupon 2000 Portfolio
<Page 37>

ZERO COUPON 2000 PORTFOLIO (CONTINUED)

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the portfolio's performance from year to year. The table compares the portfolio's average annual total return to that of the Merrill Lynch U.S. Treasury Coupon 1-Year Strips Index, an unmanaged zero coupon index with constant maturity and duration. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        20.08   8.87    15.19   -3.91   17.95   2.59    7.01    7.27    2.69
90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q3 '91                            +8.54%

WORST QUARTER:                   Q1 '92                            -3.77%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                                     Since
                                                                                                                   inception
                                                     1 Year                       5 Years                          (8/31/90)
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO                                             2.69%                        7.36%                            8.83%

MERRILL LYNCH
U.S. TREASURY COUPON
1-YEAR STRIPS INDEX                                   4.34%                        6.18%                            6.05%




EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on
those    fees    or    charges.
--------------------------------------------------------------------------------

Fee table

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS


Management fees                                                         0.45%

Other expenses                                                          0.19%
--------------------------------------------------------------------------------

TOTAL                                                                   0.64%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
---------------------------------------------------------------------------------------------------------------------------------

$65                                  $205                                 $357                                 $798



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.



<Page 38>




MANAGEMENT


The investment adviser for the portfolios is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation' s leading mutual fund complexes, with more than $127 billion in over 160 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

APPRECIATION PORTFOLIO -- During the past fiscal year, the portfolio paid an aggregate investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.


BALANCED PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

DISCIPLINED STOCK PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

GROWTH AND INCOME PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

INTERNATIONAL VALUE PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 1.00% of the portfolio's average daily net assets.

LIMITED TERM HIGH INCOME PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets.

MONEY MARKET PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.50% of the portfolio's average daily net assets.

QUALITY  BOND  PORTFOLIO  --  During  the  past  fiscal year, the portfolio paid
Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets.

SMALL CAP PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

SMALL COMPANY STOCK PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

SPECIAL  VALUE  PORTFOLIO  --  During  the  past fiscal year, the portfolio paid
Dreyfus an investment advisory fee at the annual rate of 0.75% of the portfolio's average daily net assets.

ZERO COUPON 2000 PORTFOLIO -- During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.45% of the portfolio's average daily net assets.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.



<Page 39>

MANAGEMENT (CONTINUED)


The fund, Dreyfus, Fayez Sarofim (with respect to Appreciation Portfolio only) and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code' s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


Portfolio managers

The primary portfolio managers of the portfolios are as follows:


APPRECIATION PORTFOLIO -- Fayez Sarofim. Mr. Sarofim has been the portfolio's primary portfolio manager since the portfolio's inception. He is the president and chairman of Fayez Sarofim & Co., Two Houston Center, Suite 2907, Houston, Texas 77010, which serves as the portfolio's sub-investment adviser. Sarofim managed approximately $60.3 billion in discretionary separate accounts and provided investment advisory services for five other investment companies having aggregate assets of approximately $7.1 billion as of December 31, 1999.


BALANCED PORTFOLIO -- Ron Gala and Laurie Carroll. Mr. Gala has managed the equity portion of the portfolio since the portfolio's inception. Mr. Gala is a vice president and portfolio manager at Mellon Bank and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus. Mr. Gala also is responsible for Mellon Equity Associates' asset allocation. Mr. Gala has been employed by Mellon Bank in various capacities since 1982. Ms. Carroll has managed the fixed-income portion of the portfolio since the portfolio's inception. Ms. Carroll is a vice president and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986. Mr. Gala and Ms. Carroll have been employed by Dreyfus as portfolio managers since October 1994.


DISCIPLINED STOCK PORTFOLIO -- Bert Mullins. Mr. Mullins has managed the portfolio since its inception, and has been employed by Dreyfus since October 1994. In addition to being a portfolio manager with Dreyfus, Mr. Mullins also has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. Mr. Mullins also is a vice president, senior security analyst and portfolio manager at Mellon, where he has been employed since 1966.

GROWTH AND INCOME PORTFOLIO -- Douglas D. Ramos, CFA. Mr. Ramos has been the portfolio' s primary portfolio manager and has been employed by Dreyfus since July 1997. For more than five years prior thereto, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.


INTERNATIONAL EQUITY PORTFOLIO -- Douglas A. Loeffler. Mr. Loeffler has been the portfolio' s primary portfolio manager since he joined Dreyfus in February 1999. He is also employed by Founders Asset Management LLC, an affiliate of Dreyfus, since 1997 as a vice president of investments and from 1995 to 1997 as a senior international equities analyst. For seven years prior thereto, he served as an international equities analyst and a quantitative analyst for Scudder, Stevens & Clark.


INTERNATIONAL VALUE PORTFOLIO -- Sandor Cseh. Mr. Cseh has been the portfolio's primary portfolio manager since the portfolio's inception, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, Inc., an affiliate of Dreyfus or its predecessor, since October 1994. Prior to joining The Boston Company Asset Management, Inc., Mr. Cseh was president of Cseh
International & Associates Inc., and was a securities analyst with several banks.

LIMITED TERM HIGH INCOME PORTFOLIO -- Roger King. Mr. King has been the portfolio' s primary portfolio manager since the portfolio's inception and has been employed by Dreyfus since February 1996. Prior thereto, Mr. King was a vice president of high yield research and, most recently, director of high yield research at Citibank Securities, Inc.


<Page 40>


QUALITY BOND PORTFOLIO -- Investment decisions for the portfolio are made by the
Taxable   Fixed-Income   Committee  of  Dreyfus,  and  no  person  is  primarily
responsible for making recommendations to that committee.


SMALL CAP PORTFOLIO -- Hilary R. Woods and Paul Kandel. Ms. Woods and Mr. Kandel have been the portfolio' s primary portfolio managers since October 1996. Ms.
Woods and Mr. Kandel have been employed by Dreyfus since 1987 and 1994, respectively.

SMALL COMPANY STOCK PORTFOLIO -- Anthony Galise and James Wadsworth. Mr. Galise has been a portfolio manager of the portfolio since its inception. He has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has managed the portfolio since its inception. In addition to being a portfolio manager with Dreyfus, Mr. Wadsworth has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a first vice president of
Mellon,    where    he    has    been    employed    since    1977.

SPECIAL VALUE PORTFOLIO -- Timothy M. Ghriskey. Mr. Ghriskey has been the portfolio' s primary portfolio manager since January 1, 1997. Mr. Ghriskey has been employed by Dreyfus since July 1995. For more than five years prior thereto, he was vice president and associate managing partner of Loomis, Sayles & Company, L.P.

ZERO COUPON 2000 PORTFOLIO -- Gerald E. Thunelius. Mr. Thunelius has been the portfolio' s primary portfolio manager since March 1997 and a portfolio manager of the portfolio since June 1994. He has been employed by Dreyfus since September 1989.



                                                                      Management


FINANCIAL HIGHLIGHTS

The following tables describe each portfolio' s performance for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolios' financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.




                                                                                             YEAR ENDED DECEMBER 31,

APPRECIATION PORTFOLIO                                                       1999      1998      1997        1996       1995
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        36.11      27.91    21.98       17.71      13.44

 Investment operations:   Investment income -- net                             .25(1)     .20      .22         .23        .23

                          Net realized and unrealized gain (loss)
                          on investments                                      3.88       8.21     5.95        4.30       4.27

 Total from investment operations                                             4.13       8.41     6.17        4.53       4.50

 Distributions:           Dividends from investment income -- net             (.22)      (.20)    (.22)       (.23)      (.23)

                          Dividends from net realized gain on investments     (.01)      (.01)     (.02)      (.03)        --

                          Dividends in excess of net realized gain
                          on investments                                      (.14)        --        --         --         --

 Total distributions                                                          (.37)      (.21)     (.24)      (.26)      (.23)

 Net asset value, end of period                                              39.87      36.11     27.91      21.98      17.71

 Total return (%)                                                            11.46      30.22     28.05      25.56      33.52
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                         .78        .80       .80        .84        .85

 Ratio of interest expense and loan commitment fees to
      average net assets (%)                                                   .00(2)     .01        --         --         --

 Ratio of net investment income to average net assets (%)                      .64        .84      1.08       1.46       2.08

 Decrease reflected in above expense ratios due to actions
      by Dreyfus (%)                                                            --         --        --         --        .02

 Portfolio turnover rate (%)                                                  3.87       1.34      1.69       2.47       2.81
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                   1,027,797    673,835   247,011    103,745     46,930

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN .01%.



                                                                                            YEAR ENDED DECEMBER 31,

 BALANCED PORTFOLIO                                                                      1999        1998        1997(1)
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    15.94       14.04        12.50

 Investment operations:  Investment income -- net                                          .47(2)      .43          .25

                         Net realized and unrealized gain (loss) on investments            .80        2.67         2.06

 Total from investment operations                                                         1.27        3.10         2.31

 Distributions:          Dividends from investment income -- net                          (.46)       (.43)        (.25)

                         Dividends from net realized gain on investments                  (.73)       (.77)        (.52)

 Total distributions                                                                     (1.19)      (1.20)        (.77)

 Net asset value, end of period                                                          16.02       15.94        14.04

 Total return (%)                                                                         8.13       22.34        18.48(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                               .86         .87          .67(3)

 Ratio of net investment income to average net assets (%)                                 2.94        2.98         1.91(3)

 Portfolio turnover rate (%)                                                             98.61      111.75        45.78(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                  90,130      59,841       41,144

(1)  FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT ANNUALIZED.





<Page 42>
                                                                                                YEAR ENDED DECEMBER 31,

 DISCIPLINED STOCK PORTFOLIO                                                            1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                 22.95     18.30      14.79      12.50

 Investment operations:  Investment income -- net                                       .11(2)    .08        .08        .07

                         Net realized and unrealized gain (loss) on investments        4.12      4.80       4.53       2.29

 Total from investment operations                                                      4.23      4.88       4.61       2.36

 Distributions:          Dividends from investment income -- net                       (.10)     (.09)      (.08)      (.07)

                         Dividends from net realized gain on investments               (.16)     (.14)     (1.02)        --

 Total distributions                                                                   (.26)     (.23)     (1.10)      (.07)

 Net asset value, end of period                                                       26.92     22.95      18.30      14.79

 Total return (%)                                                                     18.45     26.72      31.51      18.86(3,4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                            .81       .88       1.02       .80(3)

 Ratio of net investment income to average net assets (%)                               .45       .53        .68       .72(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                --        --         --       .16(3)

 Portfolio turnover rate (%)                                                          48.95     56.28      79.74     30.62(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                              214,296   140,897     53,317    17,722

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.




                                                                                         YEAR ENDED DECEMBER 31,

 GROWTH AND INCOME PORTFOLIO                                                     1999       1998       1997      1996       1995
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                           22.63      20.78     19.55      18.33      11.98

 Investment operations:  Investment income -- net                                 .16(1)     .21       .28        .36        .28

                         Net realized and unrealized gain (loss)
                         on investments                                          3.64       2.23      2.79       3.43       7.07

 Total from investment operations                                                3.80       2.44      3.07       3.79       7.35

 Distributions:          Dividends from investment income -- net                 (.15)      (.20)     (.28)      (.35)      (.27)

                         Dividends from net realized gain on investments         (.70)      (.39)    (1.56)     (2.22)      (.73)

                         Dividends in excess of net realized gain on investments (.10)        --        --         --         --

 Total distributions                                                             (.95)      (.59)    (1.84)     (2.57)     (1.00)

 Net asset value, end of period                                                 25.48      22.63     20.78      19.55      18.33

 Total return (%)                                                               16.88      11.81     16.21      20.75      61.89
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .79       .78       .80         .83        .92

 Ratio of net investment income to average net assets (%)                         .67      1.00       1.37       1.96        2.21

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)          --         --        --         --         .03

 Portfolio turnover rate (%)                                                    96.26     126.18    180.73     237.44      255.42
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        461,392    430,702   369,832    225,935     71,161

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.




<Page 43>
                                                           Financial Highlights

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31,

 INTERNATIONAL EQUITY PORTFOLIO                                                1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                         14.50      14.02     13.76      12.82      12.02

 Investment operations:  Investment income -- net                               .06(1)     .15       .05        .10        .15

                         Net realized and unrealized gain (loss)
                         on investments                                        8.58        .48      1.27       1.16        .74

 Total from investment operations                                              8.64        .63      1.32       1.26        .89

 Distributions:          Dividends from investment income -- net               (.06)      (.15)     (.07)      (.09)      (.08)

                         Dividends in excess of investment income -- net         --         --        --        --       (.01)

                         Dividends from net realized gain on investments       (.74)        --      (.34)      (.39)        --

                         Dividends in excess of net realized gain
                         on investments                                          --         --      (.65)      (.06)        --

 Total distributions                                                           (.80)      (.15)    (1.06)      (.54)      (.09)

 Capital contribution from an affiliate of the adviser                           --         --        --        .22         --

 Net asset value, end of period                                               22.34      14.50     14.02      13.76      12.82

 Total return (%)                                                             59.76       4.49      9.61      11.61(2)    7.39
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   1.02        .99      1.06       1.28       1.59

 Ratio of net investment income to average net assets (%)                       .38       1.04       .38        .92       1.13

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)        --         --        --         --        .45

 Portfolio turnover rate (%)                                                 261.64     204.50    165.75     181.13      70.22
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       69,208     45,811    39,388     24,355      7,672

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  HAD THE  PORTFOLIO  NOT HAD A CAPITAL  CONTRIBUTION  BY AN AFFILIATE OF THE
     ADVISER  DURING THE PERIOD,  THE TOTAL  INVESTMENT  RETURN  WOULD HAVE BEEN
     9.89%.





                                                                                               YEAR ENDED DECEMBER 31,

 INTERNATIONAL VALUE PORTFOLIO                                                       1999       1998      1997      1996(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                               13.45     13.45      12.80      12.50

 Investment operations:  Investment income -- net                                     .13(2)    .14        .07        .08

                         Net realized and unrealized gain (loss) on investments      3.52      1.01       1.03        .34

 Total from investment operations                                                    3.65      1.15       1.10        .42

 Distributions:          Dividends from investment income -- net                     (.13)     (.12)      (.07)      (.08)

                         Dividends from net realized gain on investments            (1.30)    (1.03)      (.30)      (.04)

                         Dividends in excess of net realized gain on investments       --        --       (.08)        --

 Total distributions                                                                (1.43)    (1.15)      (.45)      (.12)

 Net asset value, end of period                                                     15.67     13.45      13.45      12.80

 Total return (%)                                                                   27.82      8.74       8.71       3.41(3,4)
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                         1.35      1.29       1.42       1.01(3)

 Ratio of net investment income to average net assets (%)                             .90       .94        .74        .76(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                         --        --         --        .34(3)

 Portfolio turnover rate (%)                                                        41.90     42.14      25.67      24.48(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                             27,386    20,680     19,016      8,027

(1)  FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996
     (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.



<Page 44>



                                                                                                  YEAR ENDED DECEMBER 31,

 LIMITED TERM HIGH INCOME PORTFOLIO                                                           1999        1998        1997(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       11.80        12.88        12.50

 Investment operations:  Investment income -- net                                            1.21         1.14          .78

                         Net realized and unrealized gain (loss) on investments             (1.38)       (1.08)         .41

 Total from investment operations                                                            (.17)         .06         1.19

 Distributions:          Dividends from investment income -- net                            (1.19)       (1.14)        (.77)

                         Dividends from net realized gain on investments                      --           --          (.04)

 Total distributions                                                                        (1.19)       (1.14)        (.81)

 Net asset value, end of period                                                             10.44        11.80        12.88

 Total return (%)                                                                           (1.54)         .29        14.27(2)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                                        .73          .77          .89(2)

 Ratio of interest expense to average net assets (%)                                          .11          .32          .20(2)

 Ratio of net investment income to average net assets (%)                                   10.53        10.10        10.27(2)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                      --           --          .05(2)

 Portfolio turnover rate (%)                                                                52.08        50.18        37.98(3)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     66,357       83,418       31,454

(1)  FROM APRIL 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(2)  ANNUALIZED.

(3)  NOT ANNUALIZED.



                                                                                              YEAR ENDED DECEMBER 31,

 MONEY MARKET PORTFOLIO                                                          1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .047       .050      .050       .050       .055

 Distributions:          Dividends from investment income -- net                (.047)     (.050)    (.050)     (.050)     (.055)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                4.78       5.12      5.19       5.10       5.66
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .58        .56       .61        .62        .62

 Ratio of net investment income to average net assets (%)                        4.69       5.01      5.08       4.96       5.51

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                     --         --        --         --        .03
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        102,727     89,025    64,628     56,186     45,249





                                                           Financial Highlights
<Page 45>

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                            YEAR ENDED DECEMBER 31,

 QUALITY BOND PORTFOLIO                                                        1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                          11.50     11.73      11.50      11.81     10.53

 Investment operations:   Investment income -- net                               .62       .67        .73        .66       .68

                          Net realized and unrealized gain (loss)
                          on investments                                        (.61)     (.04)       .32       (.31)     1.42

 Total from investment operations                                                .01       .63       1.05        .35      2.10

 Distributions:           Dividends from investment income -- net               (.62)     (.68)      (.73)      (.66)     (.69)

                          Dividends from net realized gain
                          on investments                                          --      (.18)      (.09)       .--      (.13)

 Total distributions                                                            (.62)     (.86)      (.82)      (.66)     (.82)

 Net asset value, end of period                                                10.89     11.50      11.73      11.50     11.81

 Total return (%)                                                                .18      5.49       9.42       3.13     20.42
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of operating expenses to average net assets (%)                           .74        73        .75        .79       .81

 Ratio of interest expense to average net assets (%)                              --        --        .02         --       --

 Ratio of net investment income to average net assets (%)                       5.66      5.74       6.27       5.86      6.13

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    --        --         --         --       .04

 Portfolio turnover rate (%)                                                  521.51    244.95     374.76     258.36    263.53
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       135,822   121,461     88,292     60,936    37,447




                                                                                          YEAR ENDED DECEMBER 31,

 SMALL CAP PORTFOLIO                                                         1999       1998       1997      1996       1995
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                        53.91      57.14     52.08      46.13      36.52

 Investment operations:  Investment income -- net                              .04(1)     .04       .07        .10        .16

                         Net realized and unrealized gain
                         (loss) on investments                               12.43      (2.21)     8.49       7.53      10.54

 Total from investment operations                                            12.47      (2.17)     8.56       7.63      10.70

 Distributions:          Dividends from investment income -- net              (.04)      (.00)(2)  (.07)      (.10)      (.18)

                         Dividends from net realized gain on investments        --      (1.06)    (3.43)     (1.51)      (.91)

                         Dividends in excess of net realized
                         gain on investments                                    --         --        --       (.07)        --

 Total distributions                                                          (.04)     (1.06)    (3.50)     (1.68)     (1.09)

 Net asset value, end of period                                              66.34      53.91     57.14      52.08      46.13

 Total return (%)                                                            23.15      (3.44)    16.75      16.60      29.38
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   .78        .77       .78        .79        .83

 Ratio of net investment income to average net assets (%)                      .07        .07       .12        .24        .54

 Portfolio turnover rate (%)                                                 40.60      75.04     79.00      89.10      99.02
 -------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                   1,295,698  1,246,804  1,274,292   960,365    543,281

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


<Page 46>



                                                                                             YEAR ENDED DECEMBER 31,

 SMALL COMPANY STOCK PORTFOLIO                                                    1999          1998        1997        1996(1)
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                          15.09         16.13        13.52        12.50

 Investment operations:  Investment income -- net                                .04(2)        .04          .05          .05

                         Net realized and unrealized gain
                         (loss) on investments                                  1.56          (.99)        2.89         1.03

 Total from investment operations                                               1.60          (.95)        2.94         1.08

 Distributions:          Dividends from investment income -- net                  --          (.04)        (.04)        (.05)

                         Dividends from net realized gain on investments          --          (.05)        (.29)        (.01)

 Total distributions                                                              --          (.09)        (.33)        (.06)

 Net asset value, end of period                                                16.69         15.09        16.13        13.52

 Total return (%)                                                              10.60         (5.97)       21.77         8.73(3,4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     .97           .98         1.12          .75(3)

 Ratio of net investment income to average net assets (%)                        .24           .26          .53          .39(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    --            --           --          .19(3)

 Portfolio turnover rate (%)                                                   47.01         45.09        34.48        35.68(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        32,530        34,857       28,154        8,148

(1) FROM APRIL 30, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3) NOT


ANNUALIZED.

(4) CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON MAY 1, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.



                                                                                              YEAR ENDED DECEMBER 31,

 SPECIAL VALUE PORTFOLIO                                                      1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        14.93      12.99     10.60      11.70      12.37

 Investment operations:  Investment income -- net                              .11(1)     .10       .06        .63        .51

                         Net realized and unrealized gain (loss)
                         on investments                                        .95       1.94      2.40      (1.05)      (.54)

 Total from investment operations                                             1.06       2.04      2.46       (.42)      (.03)

 Distributions:          Dividends from investment income -- net              (.10)      (.10)     (.01)      (.56)      (.64)

                         Dividends in excess of investment income -- net        --         --      (.00)(2)   (.06)        --

                         Dividends from net realized gain on investments     (1.25)        --      (.06)        --         --

                         Paid-in capital                                        --         --        --       (.06)        --

 Total distributions                                                         (1.35)      (.10)     (.07)      (.68)      (.64)

 Net asset value, end of period                                              14.64      14.93     12.99      10.60      11.70

 Total return (%)                                                             7.27      15.69    23.14       (3.62)     (.26)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   .86        .83      .99         .93       .94

 Ratio of dividends on securities sold short to average net assets (%)          --         --      .02          --        --

 Ratio of net investment income to average net assets (%)                      .70        .67      .38        4.12      3.56

 Portfolio turnover rate (%)                                                171.41     252.24   188.57      124.19     53.88
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      57,099     63,264   52,981      21,101    25,272

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.




                                                           Financial Highlights
<Page 47>

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                          YEAR ENDED DECEMBER 31,

 ZERO COUPON 2000 PORTFOLIO                                                    1999       1998       1997      1996       1995
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                          12.50      12.30     12.29      12.70      11.39

 Investment operations:  Investment income -- net                                .66        .67       .69        .68        .69

                         Net realized and unrealized gain
                        (loss) on investments                                   (.33)       .20       .14       (.36)      1.31

 Total from investment operations                                                .33        .87       .83        .32       2.00

 Distributions:          Dividends from investment income -- net                (.66)      (.67)     (.69)      (.68)      (.69)

                         Dividends from net realized gain on investments          --         --      (.13)      (.05)        --

 Total distributions                                                            (.66)      (.67)     (.82)      (.73)      (.69)

 Net asset value, end of period                                                12.17      12.50     12.30      12.29      12.70

 Total return (%)                                                               2.69       7.27      7.01       2.59      17.95
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     .64        .59       .61        .66        .68

 Ratio of net investment income to average net assets (%)                       5.32       5.41      5.65       5.54       5.73

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    --         --        --         --        .03

 Portfolio turnover rate (%)                                                   57.23      84.71    200.54      98.28      49.43
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        37,663     38,528    35,106     31,796     22,291




<Page 48>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the portfolio's NAV, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: name of portfolio) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

MONEY MARKET PORTFOLIO -- uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses.


APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, SMALL CAP and SMALL COMPANY STOCK PORTFOLIOS -- generally value investments based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by each of the INTERNATIONAL EQUITY and INTERNATIONAL VALUE portfolios may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.


BALANCED, GROWTH AND INCOME, LIMITED TERM HIGH INCOME, QUALITY BOND, SPECIAL VALUE and ZERO COUPON 2000 PORTFOLIOS -- generally value investments based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.


<Page 49>


DISTRIBUTIONS AND TAXES

MONEY MARKET PORTFOLIO -- declares dividends from net investment income daily and pays dividends monthly.

ZERO COUPON 2000 and QUALITY BOND PORTFOLIOS -- declare and pay dividends from net investment income monthly.

BALANCED, GROWTH AND INCOME and LIMITED TERM HIGH INCOME PORTFOLIOS -- declare and pay dividends from net investment income quarterly.


APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, SPECIAL VALUE, SMALL CAP and SMALL COMPANY STOCK PORTFOLIOS -- declare and pay dividends from net investment income annually.


EACH PORTFOLIO GENERALLY WILL DISTRIBUTE any net capital gains it has realized once a year.

DISTRIBUTIONS WILL BE REINVESTED in the relevant portfolio unless it is instructed otherwise by a participating insurance company.

Since each portfolio' s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders and VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolios. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's net asset value per share (NAV).


<Page 50>

NOTES

NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund
-------------------------------------

SEC file number:  811-5125

More information on the portfolios is available free upon request, including the following:

Annual/Semiannual Report

Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:

The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation                              VIFPO500